Shareholder Report	4 Months Ended	12 Months Ended	25 Months Ended	120 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Elevation Series Trust
Entity Central Index Key		0001936157
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2024
C000242685
Shareholder Report [Line Items]
Fund Name		SRH REIT COVERED CALL ETF
Trading Symbol		SRHR
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SRH REIT Covered Call ETF for the period of November 1, 2023 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		Please contact us at 877-524-9155 or SRHetfs@paralel.com or visit our website at https://srhfunds.com/srhr for additional information.
Additional Information Phone Number		877-524-9155
Additional Information Email		SRHetfs@paralel.com
Additional Information Website		https://srhfunds.com/srhr
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENTFootnote Reference1	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
SRH REIT Covered Call ETF	$85	0.75%
Footnote	Description
Footnote[1]	The costs paid by the Fund reflect the period of November 1, 2023 (commencement of operations) to October 31, 2024. Such costs would be higher for a full year.

Expenses Paid, Amount		$ 85
Expense Ratio, Percent		0.75%
Expenses Short Period Footnote [Text Block]		The costs paid by the Fund reflect the period of November 1, 2023 (commencement of operations) to October 31, 2024. Such costs would be higher for a full year.
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THE PAST YEAR?

From its inception on November 1, 2023, through October 31, 2024 (the “Period”), the SRH REIT Covered Call ETF (the “Fund”) delivered a 26.42% return on a net asset value (NAV) basis. By comparison, its benchmark, the Morningstar US Real Estate Index, returned 33.57%, while the S&P 500 Index achieved a return of 36.58%.

As anticipated, the Fund's covered call strategy typically underperforms non-covered call strategies, such as those employed by its benchmark and the S&P 500 Index, during periods of strong market gains, such as those seen during the Period. However, management is not satisfied with the extent of the underperformance. The Fund’s sub-sector allocation contributed to some of the underperformance. Specifically, the Fund’s overweight position in Hotel REITs and underweight in Healthcare REITs detracted from performance relative to the benchmark. On a positive note, the Fund’s overweight position in Office REITs relative to the index helped provide some outperformance. The Fund underperformed relative to the S&P 500 Index, which experienced significant gains during the Period, primarily driven by the technology sector's strong performance. Unlike the S&P 500, the Fund had no exposure to the technology sector, contributing to its relative underperformance.

Management is focused on using insights gained from the Fund's first year to continually enhance its strategy. Thank you for your investment in the Fund.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results. Call 877-524-9155 or visit https://srhfunds.com/srhr for current month-end performance.
Line Graph [Table Text Block]
	SRH REIT Covered Call ETF	S&P 500 Total Return Index
Nov'23	10,000	10,000
Oct'24	12,642	13,658

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

.	Since Inception (November 1, 2023)
SRH REIT Covered Call ETF	26.42%
S&P 500 Total Return Index	36.58%

Past performance does not guarantee future results. Call 877-524-9155 or visit https://srhfunds.com/srhr for current month-end performance.

Returns are cumulative for periods of less than one year.

Performance Inception Date		Nov. 01, 2023
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]		Returns are cumulative for periods of less than one year.
AssetsNet	$ 53,416,584	$ 53,416,584	$ 53,416,584	$ 53,416,584
Holdings Count | Holding	27	27	27	27
Advisory Fees Paid, Amount		$ 383,817
InvestmentCompanyPortfolioTurnover		44.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$53,416,584
# of Portfolio Holdings	27
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$383,817

Holdings [Text Block]

REIT SUBSECTOR

(Expressed as % of Total Investments)

Value	Value
Cash/Cash Equivalent	0.42%
Health Care REIT	2.16%
Entertainment Facilities	3.17%
Retail REIT	3.21%
Infrastructure REIT	4.11%
Gaming REIT	4.17%
Self-storage REIT	6.48%
Multi Asset Class REIT	7.56%
Hotel REIT	8.86%
Specialty REIT	9.11%
Residential REIT	10.05%
Office REIT	10.29%
Data Center REIT	13.93%
Industrial REIT	16.48%

Material Fund Change [Text Block]
C000237993
Shareholder Report [Line Items]
Fund Name		SRH U.S. QUALITY ETF
Trading Symbol		SRHQ
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the SRH U.S. Quality ETF for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		Please contact us at 877-524-9155 or SRHetfs@paralel.com or visit our website at https://srhfunds.com/srhq for additional information.
Additional Information Phone Number		877-524-9155
Additional Information Email		SRHetfs@paralel.com
Additional Information Website		https://srhfunds.com/srhq
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
SRH U.S. Quality ETF	$41	0.35%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THE PAST YEAR?

For the fiscal year ended October 31, 2024, the SRH U.S. Quality ETF (the “Fund”) delivered a 34.00% return on a net asset value (NAV) basis. U.S. equity markets, marked by volatility, saw strong gains in the period, with large-cap technology stocks leading the way. The S&P 500 Index returned 38.02% during the period, driven by positive U.S. economic sentiment, a strong labor market, and easing inflation. During the period, the Fund’s portfolio exposure was tilted toward mid-cap equities, which, although saw strong gains, underperformed relative to large-cap equities, on average. The Fund’s underperformance relative to the S&P 500 Index was partly attributed to its relatively lower exposure to large-cap equities compared to the S&P 500 Index.

Dell Technologies was the Fund’s top-performing investment, contributing 2.02% to the NAV return, while Humana was the largest detractor, reducing NAV return by -1.10%. Technology sector investments provided the highest positive returns overall. Looking forward, the U.S. equity market’s performance will likely depend on interest rates, inflation, corporate earnings, and fiscal and monetary policies. While the Fund’s track record is limited, we believe its strategy provides a basis to deliver positive long-term shareholder value. Thank you for your investment in the Fund.

Performance Past Does Not Indicate Future [Text]		Past performance does not guarantee future results. Call 877-524-9155 or visit https://srhfunds.com/srhq for current month-end performance.
Line Graph [Table Text Block]
	SRH U.S. Quality ETF	S&P 500 Total Return Index
Oct'22	10,000	10,000
Aug'23	11,729	12,078
Oct'23	10,908	11,260
Oct'24	14,617	15,541

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (October 4, 2022)
SRH U.S. Quality ETF	34.00%	20.09%
S&P 500 Total Return Index	38.02%	23.69%

Past performance does not guarantee future results. Call 877-524-9155 or visit https://srhfunds.com/srhq for current month-end performance.

Performance Inception Date			Oct. 04, 2022
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 147,544,024	$ 147,544,024	$ 147,544,024	$ 147,544,024
Holdings Count | Holding	63	63	63	63
Advisory Fees Paid, Amount		$ 472,624
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$147,544,024
# of Portfolio Holdings	63
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$472,624

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Cash/Cash Equivalent	0.10%
Retail & Wholesale - Staples	1.31%
Renewable Energy	1.59%
Telecommunications	1.73%
Oil & Gas	2.22%
Consumer Staple Products	3.57%
Industrial Products	3.92%
Real Estate	4.23%
Retail & Wholesale - Discretionary	4.65%
Media	5.81%
Consumer Discretionary Products	5.94%
Materials	6.33%
Tech Hardware & Semiconductors	7.40%
Financial Services	8.08%
Industrial Services	8.70%
Health Care	11.22%
Software & Tech Services	23.20%

Material Fund Change [Text Block]
C000250805
Shareholder Report [Line Items]
Fund Name	TRUESHARES QUARTERLY BEAR HEDGE ETF
Trading Symbol	QBER
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TrueShares Quarterly Bear Hedge ETF for the period of June 28, 2024 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/qber/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/qber/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENTFootnote Reference1	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Quarterly Bear Hedge ETF	$27	0.79%
Footnote	Description
Footnote[1]	The costs paid by the Fund reflect the period of June 28, 2024 (commencement of operations) to October 31, 2024. Such costs would be higher for a full year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THE PAST YEAR?

TrueShares Quarterly Bear Hedge ETF (QBER) is designed to deliver principal protection with modest capital appreciation potential during equity market drawdowns. The fund utilizes an option-based strategy that purchases long puts to capture upside if the markets trend downward. During the reporting period (since June 28, 2024 inception), the fund underperformed the S&P 500 by 4.61% with a total return of 0.32%. The Fund’s T-bill holdings provided most of the Fund’s positive performance. Additionally, the Fund’s put option exposure detracted from performance as the U.S. equity markets were positive during the period. The Fund’s lack of exposure to the U.S. equity market accounts for the 4.61% lag when compared to the S&P 500, which is to be expected given the Fund’s partial mandate to provide substantial protection of principal. This period underscored the relevance of products that allow investors to make tactical decisions on how to protect their capital, especially during times of uncertainly like the 2024 election cycle. While markets continued to rise, QBER offered the potential for peace of mind.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/qber/ for current month-end performance.
Line Graph [Table Text Block]
	TrueShares Quarterly Bear Hedge ETF	S&P 500 Total Return Index
Jun'24	10,000	10,000
Oct'24	10,032	10,493

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

.	Since Inception (June 28, 2024)
TrueShares Quarterly Bear Hedge ETF	0.32%
S&P 500 Total Return Index	4.93%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/qber/ for current month-end performance.

Returns are cumulative for periods of less than one year.

Performance Inception Date				Jun. 28, 2024
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods of less than one year.
AssetsNet	$ 80,504,483	$ 80,504,483	$ 80,504,483	$ 80,504,483
Holdings Count | Holding	3	3	3	3
Advisory Fees Paid, Amount	$ 150,458
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$80,504,483
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$150,458

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Value	Value
Money Market	0.06%
Flex Options	0.80%
Treasury Bills	99.14%

Material Fund Change [Text Block]
C000250806
Shareholder Report [Line Items]
Fund Name	TRUESHARES QUARTERLY BULL HEDGE ETF
Trading Symbol	QBUL
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TrueShares Quarterly Bull Hedge ETF for the period of June 28, 2024 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/qbul/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/qbul/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE PAST YEAR?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENTFootnote Reference1	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Quarterly Bull Hedge ETF	$27	0.79%
Footnote	Description
Footnote[1]	The costs paid by the Fund reflect the period of June 28, 2024 (commencement of operations) to October 31, 2024. Such costs would be higher for a full year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM THE PAST YEAR?

TrueShares Quarterly Bull Hedge ETF (QBUL) is designed to pursue capital appreciation while prioritizing the protection of principal. The fund utilizes an option-based strategy that purchases long calls to capture upside if the markets trend upward. During the reporting period (since June 28, 2024 inception), the fund underperformed the S&P 500 by 3.93% with a total return of 1.00%. The Fund’s call options on the SPDR S&P 500 ETF Trust provided most of the Fund’s positive performance. However, the option exposure was not scaled to provide full exposure the U.S. equity markets, which accounts for most of the 3.93% lag when compared to the S&P 500. This is to be expected given the Fund’s partial mandate to provide substantial protection of principal. This period was shaped by volatile global markets, lower interest rates, and heightened political tensions. Equity markets presented both opportunities and risks, but continued to rise to record highs. Facing unsteady economic data, and inflationary pressures globally, the bullish approach continued to illustrate the importance of maintaining long equity participation.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/qbul/ for current month-end performance.
Line Graph [Table Text Block]
	TrueShares Quarterly Bull Hedge ETF	S&P 500 Total Return Index
Jun'24	10,000	10,000
Oct'24	10,100	10,493

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

.	Since Inception (June 28, 2024)
TrueShares Quarterly Bull Hedge ETF	1.00%
S&P 500 Total Return Index	4.93%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/qbul/ for current month-end performance.

Returns are cumulative for periods of less than one year.

Performance Inception Date				Jun. 28, 2024
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Returns are cumulative for periods of less than one year.
AssetsNet	$ 46,965,103	$ 46,965,103	$ 46,965,103	$ 46,965,103
Holdings Count | Holding	3	3	3	3
Advisory Fees Paid, Amount	$ 106,350
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets	$46,965,103
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$106,350

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Value	Value
Money Market	0.13%
Flex Options	0.55%
Treasury Bills	99.32%

Material Fund Change [Text Block]